Leases - Summary of Maturities of The Group's Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finance Lease
Within 1 year	¥ 59,371
Between 1 and 2 years	31,767
Between 2 and 3 years	31,767
Between 3 and 4 years	34,835
Between 4 and 5 years	31,767
Thereafter	825,955
Total minimum lease payments	1,015,462
Less: Interest	(203,383)
Present value of lease obligations	812,079	¥ 926,022
Less: Current portion	(34,382)	(128,279)
Non - current portion of lease obligations	777,697	797,743
Operating Lease
Within 1 year	444,268
Between 1 and 2 years	324,645
Between 2 and 3 years	276,070
Between 3 and 4 years	188,382
Between 4 and 5 years	155,199
Thereafter	797,075
Total minimum lease payments	2,185,639
Less: Interest	(328,758)
Present value of lease obligations	1,856,881	2,345,387
Less: Current portion	(365,999)	(490,811)
Non - current portion of lease obligations	¥ 1,490,882	¥ 1,854,576